LEASES - Components of lease expenses (Details) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Components of lease expense
Amortization of right-of-use assets	$ 7,038	¥ 48,995
Interest on lease liabilities		4,462
Expenses for short-term lease within 12 months		4,239
Total lease cost		¥ 57,696